Determination of fair value (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Summary of fair value measurement of assets and liabilities
Below are the Group financial assets and liabilities by level within the fair value hierarchy. The Group assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels:

	2024
	Level 1	Level 2	Level 3	Fair Value	Book Value

Financial Assets
Financial assets at Fair value through profit or loss
Securities	123,368,069	26,245,585	371,760	149,985,414	149,985,414
Derivative financial instruments	3,003,675	43,196,121	—	46,199,796	46,199,796
Investments in associates measured at fair value	—	—	1,546,278	1,546,278	1,546,278
Fair value through other comprehensive income
Securities	50,879,981	—	—	50,879,981	50,879,981
Evaluated at amortized cost
Securities	—	2,874,382	—	2,874,382	2,836,146
Securities purchased under resale agreements	—	22,010,879	—	22,010,879	22,057,137
Securities trading and intermediation	—	6,499,097	—	6,499,097	6,499,097
Accounts receivable	—	778,943	—	778,943	778,943
Loan operations	—	29,145,291	—	29,145,291	29,228,463
Other financial assets	—	13,232,997	—	13,232,997	13,232,997
Financial liabilities
Fair value through profit or loss
Securities	14,830,405	422,971	—	15,253,376	15,253,376
Derivative financial instruments	1,929,536	38,118,151	—	40,047,687	40,047,687
Evaluated at amortized cost
Securities sold under repurchase agreements	—	71,693,244	—	71,693,244	71,779,721
Securities trading and intermediation	—	18,474,978	—	18,474,978	18,474,978
Financing instruments payable	—	94,662,035	—	94,662,035	95,248,482
Borrowings	—	1,666,432	—	1,666,432	1,666,432
Accounts payables	—	763,465	—	763,465	763,465
Other financial liabilities	—	14,614,086	116,777	14,730,863	14,730,863

	2023
	Level 1	Level 2	Level 3	Fair Value	Book Value

Financial Assets
Financial assets at Fair value through profit or loss
Securities	92,628,880	10,653,332	—	103,282,212	103,282,212
Derivative financial instruments	977,441	22,756,025	—	23,733,466	23,733,466
Investments in associates measured at fair value	—	—	1,450,704	1,450,704	1,450,704
Fair value through other comprehensive income
Securities	44,062,950	—	—	44,062,950	44,062,950
Evaluated at amortized cost
Securities	3,773,404	3,082,017	—	6,855,421	6,855,421
Securities purchased under resale agreements	—	13,551,224	—	13,551,224	14,888,978
Securities trading and intermediation	—	2,932,319	—	2,932,319	2,932,319
Accounts receivable	—	681,190	—	681,190	681,190
Loan operations	—	28,551,935	—	28,551,935	28,551,935
Other financial assets	—	4,208,743	—	4,208,743	4,208,473
Financial liabilities
Fair value through profit or loss
Securities	19,949,021	474,053	—	20,423,074	20,423,074
Derivative financial instruments	662,084	24,123,332	—	24,785,416	24,785,416
Evaluated at amortized cost
Securities sold under repurchase agreements	—	44,589,653	—	44,589,653	33,340,511
Securities trading and intermediation	—	16,943,539	—	16,943,539	16,943,539
Financing instruments payable	—	61,098,677	—	61,098,677	60,365,590
Borrowings	—	3,174,285	—	3,174,285	2,199,422
Accounts payables	—	948,218	—	948,218	948,218
Other financial liabilities	—	11,659,653	571,723	12,231,376	12,231,376